LEASES - Cash flows from operating and sales-type leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Gross assets under operating leases	$ 280.8	$ 275.1
Accumulated depreciation under operating lease	127.8	93.9
Gross lease receivable	59.4	62.7
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2021	22.7
2022	19.6
2023	11.3
2024	4.1
2025	1.5
Thereafter	0.2
Total	$ 59.4
Maximum
Lessor, Lease, Description [Line Items]
Lease term	5 years
Minimum
Lessor, Lease, Description [Line Items]
Lease term	1 year
Other Receivable
Lessor, Lease, Description [Line Items]
Gross lease receivable	$ 22.9	22.2
Other non current assets
Lessor, Lease, Description [Line Items]
Gross lease receivable	$ 36.5	$ 40.5